Derivative liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative liabilities
Derivative liability	$ 158,055	$ 149,182	$ 161,565
Derivative liability, common shares	35,592,281	45,221,645
Embedded derivatives [Member]
Derivative liabilities
Derivative liability	158,055	149,182
Derivative liability, common shares	$ 35,592,281	$ 45,221,645